Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following (in thousands):

	Estimated useful lives	December 31,
		2018	2017
Land		$9,755	$12,408
Buildings and leasehold improvements	5-30	103,761	90,909
Computer equipment	3-5	54,721	42,074
Machinery & equipment	5-10	162,110	169,203
Furniture & fixtures	3-10	6,631	6,338
Vehicles	3-5	6,160	8,048
Construction in progress		9,155	14,589
		352,293	343,569
Less: accumulated depreciation		(180,717)	(160,787)
Property & equipment, net		171,576	182,782

Rental equipment	3-10	9,535	70,679
Less: accumulated depreciation		(3,753)	(56,180)
Rental equipment, net		5,782	14,499

Total property & equipment, net		$177,358	$197,281

Depreciation expense was $33.1 million, $34.4 million and $35.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.